Key management personnel compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term benefits for employees and officers	R$ 46,747	R$ 40,522	R$ 37,452
Post-employment benefits	192	111	109
Key management personnel compensation	R$ 46,939	R$ 40,633	R$ 37,561